Related party transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Management fees and other	$ 14,418	$ 6,748	$ 1,613
Dividends	34,245	5,262	267
Income from transactions with related parties	$ 48,663	$ 12,010	$ 1,880